Intangibles and goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019
Historical cost, Beginning balance	$ 30,760	$ 30,760
Amortization for the year	(3,052)	(3,631)
Accumulated amortization			$ (16,955)	$ (13,903)
Historical cost, Ending balance	30,760	30,760
Intangibles and goodwill			13,805	16,857
Goodwill, Beginning Balance	251	251
Goodwill, Ending Balance	251	251
Intangibles and goodwill	251	251	251	251
Historical cost, Beginning balance	17,108	31,011
Accumulated amortization			(16,955)	(13,903)
Amortization for the year	(3,052)	(3,631)
Historical cost, Ending balance	14,056	17,108
Option for time charter extension [Member]
Historical cost, Beginning balance	8,000	8,000
Amortization for the year	(1,022)
Accumulated amortization			(1,022)
Historical cost, Ending balance	8,000	8,000
Intangibles and goodwill			6,978	8,000
Above Market Time Charter [Member]
Historical cost, Beginning balance	22,760	22,760
Amortization for the year	(2,030)	(3,631)
Accumulated amortization			(15,933)	(13,903)
Historical cost, Ending balance	$ 22,760	$ 22,760
Intangibles and goodwill			$ 6,827	$ 8,857